Consolidated Schedule of Investments
March 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–7.21%(a)
U.S. Treasury Bills–7.21%
U.S. Treasury Bills	3.60%	05/25/2023	$ 9,800	$ 9,733,615
U.S. Treasury Bills	3.94%	06/08/2023	10,200	10,114,844
U.S. Treasury Bills	4.62%	06/15/2023	38,500	38,138,051
Total U.S. Treasury Securities (Cost $57,984,421)				57,986,510
			Shares
Money Market Funds–84.72%(b)
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)			191,134,100	191,134,100
Invesco Government Money Market Fund, Cash Reserve Shares, 3.91%(c)			39,901,477	39,901,477
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Institutional Class, 4.78%(c)			66,975,134	66,975,133
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.71%(c)			110,372,220	110,372,220
Invesco Treasury Obligations Portfolio, Institutional Class, 4.48%(c)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)			85,250,888	85,250,888
Invesco V.I. Government Money Market Fund, Series I, 4.50%(c)			16,640,310	16,640,310
Total Money Market Funds (Cost $681,598,195)				681,598,195
Options Purchased–0.60%
(Cost $10,394,771)(d)				4,815,856
TOTAL INVESTMENTS IN SECURITIES–92.53% (Cost $749,977,387)				744,400,561
OTHER ASSETS LESS LIABILITIES–7.47%				60,099,387
NET ASSETS–100.00%				$804,499,948
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$172,565,155	$69,484,744	$(50,915,799)	$-	$-	$191,134,100	$1,944,725
Invesco Government Money Market Fund, Cash Reserve Shares	30,163,298	9,738,179	-	-	-	39,901,477	340,902
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	36,783,443	115,397,489	(85,205,799)	-	-	66,975,133	177,353
Invesco Premier U.S. Government Money Portfolio, Institutional Class	101,216,220	19,499,663	(10,343,663)	-	-	110,372,220	1,170,195
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	1,825,001
Invesco Treasury Portfolio, Institutional Class	84,365,155	80,433,891	(79,548,158)	-	-	85,250,888	959,392
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	173,052
Total	$613,057,648	$294,553,966	$(226,013,419)	$-	$-	$681,598,195	$6,590,620

(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	05/19/2023	45	EUR	3,500.00	EUR	1,575,000	$4,099
EURO STOXX 50 Index	Put	06/16/2023	45	EUR	3,600.00	EUR	1,620,000	10,688
EURO STOXX 50 Index	Put	07/21/2023	45	EUR	3,400.00	EUR	1,530,000	11,371
EURO STOXX 50 Index	Put	08/18/2023	45	EUR	3,500.00	EUR	1,575,000	18,399
EURO STOXX 50 Index	Put	09/15/2023	45	EUR	3,350.00	EUR	1,507,500	17,374
EURO STOXX 50 Index	Put	10/20/2023	45	EUR	3,200.00	EUR	1,440,000	16,837
EURO STOXX 50 Index	Put	01/19/2024	45	EUR	3,900.00	EUR	1,755,000	72,960
EURO STOXX 50 Index	Put	04/21/2023	45	EUR	3,700.00	EUR	1,665,000	1,611
EURO STOXX 50 Index	Put	11/17/2023	45	EUR	3,500.00	EUR	1,575,000	31,526
EURO STOXX 50 Index	Put	12/15/2023	45	EUR	3,875.00	EUR	1,743,750	63,638
EURO STOXX 50 Index	Put	02/16/2024	45	EUR	4,100.00	EUR	1,845,000	102,729
EURO STOXX 50 Index	Put	03/15/2024	42	EUR	4,150.00	EUR	1,743,000	106,084
FTSE 100 Index	Put	05/19/2023	21	GBP	7,225.00	GBP	1,517,250	12,305
FTSE 100 Index	Put	06/16/2023	21	GBP	7,375.00	GBP	1,548,750	27,849
FTSE 100 Index	Put	07/21/2023	22	GBP	6,950.00	GBP	1,529,000	19,405
FTSE 100 Index	Put	08/18/2023	22	GBP	7,200.00	GBP	1,584,000	34,602
FTSE 100 Index	Put	09/15/2023	22	GBP	7,000.00	GBP	1,540,000	32,431
FTSE 100 Index	Put	10/20/2023	21	GBP	6,800.00	GBP	1,428,000	29,014
FTSE 100 Index	Put	01/19/2024	22	GBP	7,450.00	GBP	1,639,000	86,303
FTSE 100 Index	Put	04/21/2023	21	GBP	7,250.00	GBP	1,522,500	4,015
FTSE 100 Index	Put	11/17/2023	21	GBP	7,050.00	GBP	1,480,500	43,003
FTSE 100 Index	Put	12/15/2023	21	GBP	7,450.00	GBP	1,564,500	72,795
FTSE 100 Index	Put	02/16/2024	21	GBP	7,650.00	GBP	1,606,500	104,788
FTSE 100 Index	Put	03/15/2024	21	GBP	7,800.00	GBP	1,638,000	118,518
MSCI Emerging Markets Index	Put	04/21/2023	33	USD	1,110.00	USD	3,663,000	377,025
MSCI Emerging Markets Index	Put	05/19/2023	33	USD	1,030.00	USD	3,399,000	150,645
MSCI Emerging Markets Index	Put	06/16/2023	33	USD	1,030.00	USD	3,399,000	169,950
MSCI Emerging Markets Index	Put	07/21/2023	33	USD	975.00	USD	3,217,500	110,220
MSCI Emerging Markets Index	Put	08/18/2023	33	USD	970.00	USD	3,201,000	121,935
MSCI Emerging Markets Index	Put	09/15/2023	33	USD	950.00	USD	3,135,000	113,850
MSCI Emerging Markets Index	Put	10/20/2023	33	USD	850.00	USD	2,805,000	57,585
MSCI Emerging Markets Index	Put	12/15/2023	33	USD	970.00	USD	3,201,000	169,620
MSCI Emerging Markets Index	Put	01/19/2024	33	USD	960.00	USD	3,168,000	170,775
MSCI Emerging Markets Index	Put	11/17/2023	33	USD	840.00	USD	2,772,000	61,215
MSCI Emerging Markets Index	Put	03/15/2024	33	USD	970.00	USD	3,201,000	199,320
MSCI Emerging Markets Index	Put	02/16/2024	33	USD	1,040.00	USD	3,432,000	282,645
Nikkei 225 Index	Put	06/09/2023	14	JPY	25,500.00	JPY	357,000,000	18,980
Nikkei 225 Index	Put	06/09/2023	14	JPY	26,000.00	JPY	364,000,000	24,779
Nikkei 225 Index	Put	09/08/2023	14	JPY	25,750.00	JPY	360,500,000	60,629
Nikkei 225 Index	Put	09/08/2023	14	JPY	26,500.00	JPY	371,000,000	79,608
Nikkei 225 Index	Put	09/08/2023	14	JPY	27,750.00	JPY	388,500,000	124,421
Nikkei 225 Index	Put	12/08/2023	14	JPY	25,000.00	JPY	350,000,000	76,972
Nikkei 225 Index	Put	03/08/2024	14	JPY	24,250.00	JPY	339,500,000	80,136
Nikkei 225 Index	Put	06/09/2023	14	JPY	27,250.00	JPY	381,500,000	51,666
Nikkei 225 Index	Put	12/08/2023	14	JPY	26,250.00	JPY	367,500,000	110,186
Nikkei 225 Index	Put	12/08/2023	14	JPY	27,000.00	JPY	378,000,000	137,074
Nikkei 225 Index	Put	03/08/2024	14	JPY	26,000.00	JPY	364,000,000	130,220
Nikkei 225 Index	Put	03/08/2024	14	JPY	26,250.00	JPY	367,500,000	138,656
S&P 500 Index	Put	05/19/2023	4	USD	4,075.00	USD	1,630,000	32,900
S&P 500 Index	Put	06/16/2023	4	USD	4,050.00	USD	1,620,000	40,020
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Index	Put	08/18/2023	4	USD	4,100.00	USD	1,640,000	$63,380
S&P 500 Index	Put	09/15/2023	4	USD	3,900.00	USD	1,560,000	47,140
S&P 500 Index	Put	10/20/2023	4	USD	3,625.00	USD	1,450,000	32,620
S&P 500 Index	Put	12/15/2023	4	USD	4,100.00	USD	1,640,000	86,320
S&P 500 Index	Put	01/19/2024	4	USD	3,900.00	USD	1,560,000	67,840
S&P 500 Index	Put	04/21/2023	4	USD	4,425.00	USD	1,770,000	123,880
S&P 500 Index	Put	07/21/2023	4	USD	3,750.00	USD	1,500,000	23,500
S&P 500 Index	Put	11/17/2023	4	USD	3,875.00	USD	1,550,000	56,660
S&P 500 Index	Put	02/16/2024	4	USD	4,100.00	USD	1,640,000	94,580
S&P 500 Index	Put	03/15/2024	4	USD	4,000.00	USD	1,600,000	86,560
Total Index Options Purchased								$4,815,856

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	181	May-2023	$14,431,130	$(656,235)	$(656,235)
Gasoline Reformulated Blendstock Oxygenate Blending	167	April-2023	18,804,534	561,412	561,412
New York Harbor Ultra-Low Sulfur Diesel	143	April-2023	15,739,324	(1,173,872)	(1,173,872)
Silver	18	May-2023	2,174,040	209,691	209,691
WTI Crude	98	October-2023	7,253,960	(205,751)	(205,751)
Subtotal				(1,264,755)	(1,264,755)
Equity Risk
E-Mini Russell 2000 Index	632	June-2023	57,306,600	(405,688)	(405,688)
EURO STOXX 50 Index	272	June-2023	12,569,267	481,994	481,994
FTSE 100 Index	186	June-2023	17,527,645	76,013	76,013
MSCI Emerging Markets Index	62	June-2023	3,086,050	78,425	78,425
Nikkei 225 Index	167	June-2023	35,267,784	(48,690)	(48,690)
Subtotal				182,054	182,054
Interest Rate Risk
Australia 10 Year Bonds	833	June-2023	68,425,490	1,056,004	1,056,004
Canada 10 Year Bonds	647	June-2023	60,396,241	2,384,788	2,384,788
Euro-Bund	640	June-2023	94,283,818	3,486,199	3,486,199
Japan 10 year Bonds	62	June-2023	69,165,430	1,278,737	1,278,737
Long Gilt	700	June-2023	89,244,741	2,266,732	2,266,732
U.S. Treasury Long Bonds	385	June-2023	50,495,157	2,017,707	2,017,707
Subtotal				12,490,167	12,490,167
Subtotal—Long Futures Contracts				11,407,466	11,407,466
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	45	June-2023	(9,309,938)	(238,166)	(238,166)
Total Futures Contracts				$11,169,300	$11,169,300

(a)	Futures contracts collateralized by $24,237,927 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	10,400	November—2023	USD	7,282,228	$—	$413,198	$413,198
Barclays Bank PLC	Receive	Barclays Corn Seasonal Index Excess Return	0.17	Monthly	10,000	February—2024	USD	367,993	—	14,275	14,275
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.19	Monthly	13,600	February—2024	USD	5,504,263	—	3,733	3,733
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	145,800	February—2024	USD	15,862,457	—	105,822	105,822
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index	0.28	Monthly	28,500	February—2024	USD	4,615,928	—	65,091	65,091
Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	21,300	February—2024	USD	9,351,313	—	562,940	562,940
Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	8,000	February—2024	USD	516,512	—	6,683	6,683
Goldman Sachs International	Receive	Goldman Sachs GSCI A44 Corn Index	0.18	Monthly	104,000	February—2024	USD	3,674,617	—	201,100	201,100
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	85,800	November—2023	USD	11,906,758	—	118,670	118,670
Macquarie Bank Ltd	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	140,500	February—2024	USD	7,855,214	—	143,760	143,760
Macquarie Bank Ltd	Receive	Macquarie Soybean Meal A Excess Return Index	0.17	Monthly	13,700	February—2024	USD	6,015,400	—	269,748	269,748
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	24,800	November—2023	USD	5,447,424	—	0	0
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	61,500	February—2024	USD	3,871,954	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	50,500	February—2024	USD	4,663,104	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	100,500	July—2023	USD	10,881,909	—	516,309	516,309
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	21,300	February—2024	USD	2,832,585	—	23,977	23,977
Royal Bank of Canada	Receive	RBC Commodity KCE0 Excess Return Custom Index	0.18	Monthly	20,000	March—2024	USD	355,634	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	30,000	February—2024	USD	5,196,759	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	40,500	February—2024	USD	5,558,054	—	0	0
Subtotal — Appreciation									—	2,445,306	2,445,306
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19%	Monthly	2,310	February—2024	USD	3,100,346	$—	$(80,362)	$(80,362)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	8,800	February—2024	USD	1,152,771	—	(7,822)	(7,822)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	24,800	February—2024	USD	6,470,402	—	(179,547)	(179,547)
Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	22,500	March—2024	USD	3,771,774	—	(183,118)	(183,118)
Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	29,200	February—2024	USD	5,332,700	—	(36,185)	(36,185)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	8,900	February—2024	USD	4,309,830	—	(10,199)	(10,199)
Goldman Sachs International	Receive	Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return	0.25	Monthly	39,000	February—2024	USD	5,374,251	—	(61,008)	(61,008)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	48,700	February—2024	USD	17,292,649	—	(28,709)	(28,709)
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	89,000	June—2023	USD	7,904,669	12,929	(716,094)	(729,023)
Subtotal — Depreciation									12,929	(1,303,044)	(1,315,973)
Total — Total Return Swap Agreements									$12,929	$1,142,262	$1,129,333

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $849,706.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas SA	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.270%	Monthly	170	May—2023	USD	1,186,897	$—	$39,173	$39,173
BNP Paribas SA	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.270%	Monthly	120	May—2023	USD	720,192	—	20,983	20,983
BNP Paribas SA	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.150%	Monthly	180	August—2023	GBP	1,068,916	—	7,120	7,120
BNP Paribas SA	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.880%	Monthly	3,700	September—2023	EUR	11,435,738	—	259,418	259,418
BNP Paribas SA	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.845%	Monthly	2,200	June—2023	EUR	10,903,768	—	684,693	684,693
BNP Paribas SA	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	110,000	August—2023	JPY	293,075,200	—	71,066	71,066
BNP Paribas SA	Receive	MSCI Japan Quality Index	TONAR - 0.385%	Monthly	730,000	July—2023	JPY	1,944,953,600	—	471,620	471,620
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	1,000	August—2023	USD	1,809,600	—	44,450	44,450
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	500	August—2023	USD	915,530	—	11,495	11,495
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.470%	Monthly	151,780	August—2023	JPY	415,716,313	—	18,496	18,496
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.470%	Monthly	50,593	August—2023	JPY	138,571,191	—	6,165	6,165
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.510%	Monthly	982,627	July—2023	JPY	2,691,356,395	—	119,743	119,743
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.340%	Monthly	108,065	August—2023	JPY	287,919,741	—	69,816	69,816
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.340%	Monthly	72,044	August—2023	JPY	191,948,270	—	46,544	46,544
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.650%	Monthly	580	May—2023	USD	3,618,956	—	87,993	87,993
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.500%	Monthly	150,000	July—2023	JPY	410,841,000	—	18,279	18,279
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.540%	Monthly	26,250	July—2023	JPY	71,897,175	—	3,199	3,199
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.540%	Monthly	8,750	July—2023	JPY	23,965,725	$—	$1,066	$1,066
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.390%	Monthly	399,891	July—2023	JPY	1,065,437,589	(1,824)	258,352	260,176
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	790	May—2023	USD	4,929,268	—	119,853	119,853
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	1,896	July—2023	USD	11,830,244	—	287,647	287,647
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	1,264	July—2023	USD	7,886,829	—	191,764	191,764
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	170	September—2023	USD	1,060,729	—	25,791	25,791
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	220	August—2023	USD	1,398,432	—	7,652	7,652
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	1,250	May—2023	USD	8,727,187	—	288,036	288,036
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.380%	Monthly	1,530	May—2023	USD	9,182,448	—	267,539	267,539
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.180%	Monthly	1,732	May—2023	GBP	8,643,234	—	69,824	69,824
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.180%	Monthly	303	May—2023	GBP	1,512,067	—	12,215	12,215
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.180%	Monthly	1,298	May—2023	GBP	7,708,069	$—	$51,340	$51,340
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.180%	Monthly	215	May—2023	GBP	1,276,760	—	8,504	8,504
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.180%	Monthly	87	May—2023	GBP	516,643	—	3,441	3,441
J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.380%	Monthly	1,070	May—2023	USD	9,663,074	—	378,150	378,150
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.560%	Monthly	2,600	May—2023	USD	4,704,960	—	115,570	115,570
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	2,326	August—2023	USD	4,209,130	—	103,391	103,391
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	399	August—2023	USD	722,030	—	17,736	17,736
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	70	August—2023	USD	126,672	—	3,112	3,112
Merrill Lynch Capital Services, Inc.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	2,560	September—2023	USD	4,722,739	—	23,629	23,629
Merrill Lynch Capital Services, Inc.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.610%	Monthly	640	September—2023	USD	1,180,685	—	5,907	5,907
Merrill Lynch International	Receive	Invesco U.K. Broad Low Volatility Net Total Return Index	SONIA + 0.195%	Monthly	85	May—2023	GBP	424,177	—	3,427	3,427
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	4,505	July—2023	USD	8,152,248	—	200,247	200,247
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	2,300	May—2023	USD	4,162,080	—	102,235	102,235
Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Mo EURIBOR - 0.625%	Monthly	2,850	July—2023	EUR	11,119,845	(133)	917,035	917,168
Subtotal — Appreciation									(1,957)	5,443,716	5,445,673
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas SA	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.120%	Monthly	100	June—2023	GBP	681,756	$—	$(4,602)	$(4,602)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.180%	Monthly	62	April—2023	GBP	422,689	—	(2,853)	(2,853)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.180%	Monthly	100	April—2023	GBP	681,756	—	(4,602)	(4,602)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.180%	Monthly	548	April—2023	GBP	3,736,023	—	(25,219)	(25,219)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.179%	Monthly	548	June—2023	GBP	3,736,023	—	(25,219)	(25,219)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.179%	Monthly	182	June—2023	GBP	1,240,796	—	(8,376)	(8,376)
Subtotal — Depreciation									—	(70,871)	(70,871)
Total — Total Return Swap Agreements									$(1,957)	$5,372,845	$5,374,802

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $849,706.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
Barclays Corn Seasonal Index Excess Return
	Long Futures Contracts
	Corn	100%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybean	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index
	Long Futures Contracts
	Cotton	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Cargill Sugar Index
	Long Futures Contracts
	Sugar	100%
Cargill Wheat Index
	Long Futures Contracts
	Wheat	100%
Goldman Sachs GSCI A44 Corn Index
	Long Futures Contracts
	Corn	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Aluminium Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100%
Macquarie Soybean Meal A Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100%
RBC Commodity KCE0 Excess Return Custom Index
	Long Futures Contracts
	Coffee	100%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100%
Cargill Coffee Front Index
	Long Futures Contracts
	Coffee	100%
Cargill Soybean Oil Index
	Long Futures Contracts
	Soybean Oil	100%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean Oil	100%
Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return
	Long Futures Contracts
	Soybean Oil	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$57,986,510	$—	$57,986,510
Money Market Funds	681,598,195	—	—	681,598,195
Options Purchased	4,815,856	—	—	4,815,856
Total Investments in Securities	686,414,051	57,986,510	—	744,400,561
Other Investments - Assets*
Futures Contracts	13,897,702	—	—	13,897,702
Swap Agreements	—	7,890,979	—	7,890,979
	13,897,702	7,890,979	—	21,788,681
Other Investments - Liabilities*
Futures Contracts	(2,728,402)	—	—	(2,728,402)
Swap Agreements	—	(1,386,844)	—	(1,386,844)
	(2,728,402)	(1,386,844)	—	(4,115,246)
Total Other Investments	11,169,300	6,504,135	—	17,673,435
Total Investments	$697,583,351	$64,490,645	$—	$762,073,996

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund